Basis of Presentation	6 Months Ended
Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
2. Basis of Presentation
The condensed consolidated balance sheet as of January 31, 2021 for the Company has been derived from audited consolidated financial statements. The unaudited interim condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the related notes included in the Company’s Annual Report on Form
10-K
for the year ended January 31, 2021 (“fiscal 2021”). In the opinion of the Company’s management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial position as of July 31, 2021, the results of operations for the three and six months ended July 31, 2021 and 2020, the cash flows for the six months ended July 31, 2021 and 2020, and the statement of stockholders’ equity for the three and six months ended July 31, 2021 and 2020, have been included in these condensed consolidated financial statements. The foregoing interim results are not necessarily indicative of the results of operations to be expected for the full fiscal year ending January 31, 2022 (“fiscal 2022”).
We have reclassified certain amounts in prior-period financial statements to conform to the current period’s presentation. On the consolidated balance sheets, income taxes payable, not related to discontinued operations has been reclassified from “Current liabilities held for sale” to “Current income taxes
payable.”